PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	March 31,	December 31,
	2025	2024
Processing plant under construction – cost	$4,341,736	$3,791,736
Computer equipment – cost	30,020	9,820
Field equipment – cost	107,347	—
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	4,524,210	3,846,663

Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(7,365)	(6,874)
Field equipment – accumulated depreciation	(2,933)	—
Furniture and fixtures – accumulated depreciation	(17,376)	(16,271)
Leasehold improvements – accumulated depreciation	(14,927)	(13,776)
Total – accumulated depreciation	(42,601)	(36,921)

Processing plant under construction – net	4,341,736	3,791,736
Computer equipment – net	22,655	2,946
Field equipment – net	104,414	—
Furniture and fixtures – net	4,725	5,830
Leasehold improvements – net	8,079	9,230
Total Property, plant and equipment, net	$4,481,609	$3,809,742

	December 31,	December 31,
	2024	2023
Processing plant under construction – cost	$3,791,736	$3,581,736
Computer equipment – cost	9,820	9,820
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	3,846,663	3,636,663

Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(6,874)	(4,910)
Furniture and fixtures – accumulated depreciation	(16,271)	(11,850)
Leasehold improvements – accumulated depreciation	(13,776)	(9,175)
Total – accumulated depreciation	(36,921)	(25,935)

Processing plant under construction – net	3,791,736	3,581,736
Computer equipment – net	2,946	4,910
Furniture and fixtures – net	5,830	10,251
Leasehold improvements – net	9,230	13,831
Total Property, plant and equipment, net	$3,809,742	$3,610,728